UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2011

1.809100.108

SMA-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value
Alabama - 0.1%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.15% 11/1/11, VRDN (a)	$ 1,500,000	$ 1,500,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Series 2001 AA2, 0.13% 11/7/11 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	5,110,000	5,110,000
Massachusetts - 81.0%
Dev. Fin. Agcy. Series 2001, 0.22% 1/4/12, LOC TD Banknorth, NA, CP	2,300,000	2,300,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.08% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,800,000	1,800,000
Chatham Gen. Oblig. BAN:
1.25% 6/29/12	3,200,000	3,221,893
1.5% 6/29/12	10,200,000	10,284,387
Gloucester Gen. Oblig. BAN Series A, 1.5% 9/14/12	5,089,500	5,139,254
Lexington Gen. Oblig. BAN Series A, 1.5% 2/17/12	1,477,997	1,483,235
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	53,100,000	53,100,000
Series ROC II R 11933, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	6,000,000	6,000,000
Series 2008 A1, 0.12% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	19,210,000	19,210,000
Series 2008 A2, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,585,000	3,585,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.12% 11/7/11, LOC Citibank NA, VRDN (a)	20,150,000	20,150,000
Series 2010 A2, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Series 2010 A3, 0.15% 11/7/11, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2010 A6, 0.15% 11/7/11, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.14% 11/7/11, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Babson College Proj.) Series 2008 A, 0.08% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	$ 1,105,000	$ 1,105,000
(Boston Univ. Proj.):
Series U-5B, 0.06% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	1,395,000	1,395,000
Series U1, 0.06% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	12,000,000	12,000,000
Series U-6C, 0.13% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)	300,000	300,000
Series U-6E, 0.07% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,700,000	11,700,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.14% 11/7/11, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
(Children's Museum Proj.) Series 2006, 0.23% 11/1/11, LOC RBS Citizens NA, VRDN (a)	10,700,000	10,700,000
(City Year Proj.) Series 2006, 0.35% 11/7/11, LOC Bank of America NA, VRDN (a)	8,215,000	8,215,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
(Fay School Proj.) Series 2008, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	5,450,000	5,450,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.27% 11/7/11, LOC Bank of America NA, VRDN (a)	12,480,000	12,480,000
(ISO New England, Inc. Proj.) Series 2005, 0.09% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	16,200,000	16,200,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
(Lasell Village Proj.) Series 2007, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	18,990,000	18,990,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Olin College Proj.) Series 2008 C2, 0.13% 11/1/11, LOC RBS Citizens NA, VRDN (a)	18,400,000	18,400,000
(Saint Mark's School Proj.) Series 2004, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
(Smith College Proj.) Series 2007, 0.14% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (a)	20,300,000	20,300,000
(Williston Northampton School Proj.) Series 2010, 0.24% 11/7/11, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	$ 23,740,000	$ 23,740,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.13% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,300,000	8,300,000
Series 2007, 0.13% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,180,000	8,180,000
Series 2001, 0.18% 12/7/11, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.1% 11/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,895,000	1,895,000
Bonds:
Series 1996 A, 6% 11/1/11	2,000,000	2,000,000
Series 2001 A, 5.5% 1/1/12	1,170,000	1,180,390
Series 2001 D, 5.5% 11/1/12	635,000	667,417
Series 2002 C:
5.5% 11/1/11	2,600,000	2,600,000
5.5% 11/1/12	2,600,000	2,735,978
Series 2004 A, 5% 8/1/12	655,000	677,840
Series 2005 C, 5% 9/1/12	865,000	898,751
Series 2008 A, 5% 9/1/12	2,170,000	2,256,261
Series 2011 A, 0.14% 2/1/12 (a)	4,200,000	4,200,000
Series 2011 B, 4% 10/1/12	10,600,000	10,967,129
Series C, 5.5% 12/1/11	975,000	979,220
Participating VRDN:
Series Clipper 07 06, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Series EGL 07 0149, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	13,700,000	13,700,000
Series MT 723, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(d)	3,500,000	3,500,000
Series Putters 2022, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Series Putters 2648, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700,000	3,700,000
Series Putters 3699, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3898, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,500,000	$ 7,500,000
Series 1998 A, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,200,000	1,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	4,600,000	4,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.17% 11/7/11, LOC Bank of America NA, VRDN (a)	38,105,000	38,105,000
(Boston Univ. Proj.) Series H, 0.07% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300,000	1,300,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.08% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	3,200,000	3,200,000
Series 2010 N4, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,950,000	4,950,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Series 2008 L2, 0.16% 11/7/11, LOC Bank of America NA, VRDN (a)	2,105,000	2,105,000
(Endicott College Proj.) Series 2004 D, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	29,280,000	29,280,000
(Home for Little Wanderers Proj.) Series B, 0.16% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,350,000	3,350,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.1% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.05% 11/7/11, VRDN (a)	3,100,000	3,100,000
Series 2001 J2, 0.06% 11/7/11, VRDN (a)	6,000,000	6,000,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	9,500,000	9,500,000
(Partners HealthCare Sys., Inc. Proj.):
Series D5, 0.11% 11/1/11, VRDN (a)	5,520,000	5,520,000
Series D6, 0.11% 11/1/11, VRDN (a)	300,000	300,000
(Peabody Essex Museum Proj.) Series 2002, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	12,470,000	12,470,000
(The Henry Heywood Memorial Hosp. Issue Proj.) Series 2009 C, 0.12% 11/1/11, LOC TD Banknorth, NA, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Wellesley College Proj.):
Series I, 0.11% 11/1/11, VRDN (a)	$ 4,110,000	$ 4,110,000
Series B, 0.05% 11/7/11, VRDN (a)	1,700,000	1,700,000
Bonds:
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (a)	4,000,000	4,069,514
Series 2009 T1, 4.125%, tender 2/16/12 (a)	9,360,000	9,461,871
(Partners HealthCare Sys. Proj.) Series 2008 H2, 0.22% tender 1/5/12, CP mode	7,020,000	7,020,000
(Partners Healthcare Sys., Inc. Proj.) Series 2008 H1, 0.18% tender 12/6/11, CP mode	2,000,000	2,000,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2, 0.15% tender 1/10/12, CP mode	18,000,000	18,000,000
Series 2010 A, 5% 10/1/12	1,250,000	1,303,861
Series FF, 5% 7/15/12	1,150,000	1,188,879
Participating VRDN:
Series BA 08 3320, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(d)	6,190,000	6,190,000
Series BA 08 3503, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BBT 08 56, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,500,000	3,500,000
Series BC 10 20W, 0.11% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,400,000	1,400,000
Series Clipper 07 08, 0.14% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Series PT 4633, 0.14% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(d)	14,760,000	14,760,000
Series Putters 3163, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Series Putters 3529, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Series ROC II R 11913, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	2,300,000	2,300,000
Series B, 0.19% 11/7/11, LOC RBS Citizens NA, VRDN (a)	7,020,000	7,020,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE:
0.1% 11/2/11, CP	$ 2,000,000	$ 2,000,000
0.1% 11/2/11, CP	2,100,000	2,100,000
0.1% 11/2/11, CP	13,380,000	13,380,000
0.1% 11/14/11, CP	7,347,000	7,347,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 0.6% tender 11/22/11, CP mode	200,000	200,000
Series 1993 A, 0.6% tender 11/30/11, CP mode	4,900,000	4,900,000
Series 1993 B, 0.7% tender 11/18/11, CP mode	1,630,000	1,630,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.14% 11/7/11, LOC Bank of America NA, VRDN (a)	5,480,000	5,480,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Series 2003 A, 0.16% 1/17/12, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (a)	11,500,000	11,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series EGL 07 0031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	1,000,000	1,000,000
Series EGL 07 0033, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	14,700,000	14,700,000
Series Putters 1052Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,995,000	2,995,000
Series Putters 1197, 0.14% 11/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,185,000	7,185,000
Series Putters 1920, 0.16% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2286, 0.14% 11/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	15,440,000	15,440,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2479Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,500,000	$ 3,500,000
Series Putters 2857, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,545,000	15,545,000
Series ROC II R 12254, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	4,900,000	4,900,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/11	2,870,000	2,885,932
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A, 1% 12/15/11	10,590,000	10,598,393
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 10, 5% 8/1/12	1,520,000	1,574,294
Participating VRDN:
Series BBT 08 58, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series PT 4644, 0.14% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,480,000	5,480,000
Series Putters 2847, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0097, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	15,345,000	15,345,000
Series ROC II R 11968, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(d)	1,400,000	1,400,000
Series 2008 E, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,965,000	2,965,000
Series 2008 F, 0.06% 11/7/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	7,500,000	7,500,000
Series 99, 0.15% 11/10/11, LOC State Street Bank & Trust Co., Boston, CP	5,000,000	5,000,000
Medway Gen. Oblig. BAN 1.5% 2/15/12	5,680,000	5,696,452
Tewksbury Gen. Oblig. BAN 1% 2/7/12	2,900,000	2,903,986
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.17% 11/7/11, LOC Lloyds TSB Bank PLC, VRDN (a)	68,945,000	68,945,000
Weston Gen. Oblig.:
BAN 1% 2/3/12	6,854,200	6,868,697
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Weston Gen. Oblig.: - continued
Bonds Series 2011, 5% 2/1/12	$ 1,783,271	$ 1,803,835
Woburn Gen. Oblig. BAN 1.5% 10/26/12	2,000,000	2,022,925
		1,084,664,394
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (La Salle Univ. Proj.) Series 2007 B, 0.21% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.21% 11/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	860,000	860,000
		1,860,000
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.11% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,100,000	4,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.1% 11/7/11, LOC Barclays Bank PLC NY Branch, VRDN (a)	6,740,000	6,740,000
		10,840,000
	Shares
Other - 14.3%
Fidelity Tax-Free Cash Central Fund, 0.12% (b)(c)	191,479,389	191,479,388
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,295,453,782)		1,295,453,782
NET OTHER ASSETS (LIABILITIES) - 3.3%		43,969,471
NET ASSETS - 100%		$ 1,339,423,253
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 201,302
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2011, the cost of investment securities for income tax purposes was $1,295,453,782.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

October 31, 2011

1.809069.108

MFS-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value
Colorado - 0.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MT 741, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	$ 13,300,000	$ 13,300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.4% 11/7/11, VRDN (a)	4,300,000	4,300,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.24% 11/7/11, LOC Comerica Bank, VRDN (a)(c)	4,420,000	4,420,000
Maine - 0.2%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.47% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	9,000,000	9,000,000
Massachusetts - 80.6%
Dev. Fin. Agcy. Series 2001, 0.22% 1/4/12, LOC TD Banknorth, NA, CP	8,624,000	8,624,000
Billerica Gen. Oblig. BAN:
1.5% 5/18/12	5,900,000	5,932,546
1.5% 8/10/12	10,000,000	10,090,109
Boston Gen. Oblig. Bonds:
Series 2008 A, 5% 4/1/12	2,575,000	2,626,423
Series 2011 A, 2.5% 4/1/12	6,055,000	6,107,883
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	2,740,000	2,740,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.08% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	13,200,000	13,200,000
Burlington Gen. Oblig. BAN 1.5% 7/27/12	13,326,000	13,446,077
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.14% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(c)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN:
1.25% 6/29/12	11,977,000	12,058,942
1.5% 6/29/12	34,700,000	34,987,081
Concord Gen. Oblig. BAN 1.5% 5/31/12	2,675,000	2,694,555
Duxbury Gen. Oblig. BAN 1.5% 6/28/12	2,665,000	2,684,135
Framingham Gen. Oblig. Bonds 2% 6/15/12	3,697,000	3,736,110
Gloucester Gen. Oblig. BAN Series A, 1% 3/16/12	12,818,317	12,852,704
Grafton Gen. Oblig. BAN 2% 4/12/12	10,000,000	10,065,556
Haverhill Gen. Oblig. BAN 1.5% 12/1/11	7,000,000	7,005,782
Marblehead Gen. Oblig. BAN 1.5% 8/10/12	6,596,000	6,658,513
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Marlborough Gen. Oblig. BAN 1.5% 6/20/12	$ 4,350,000	$ 4,382,965
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series C, 5% 7/1/12	1,600,000	1,650,510
Participating VRDN:
Series Clipper 07 18, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	100,175,000	100,175,000
Series PT 4368, 0.14% 11/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,985,000	4,985,000
Series 2008 A1, 0.12% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	89,500,000	89,500,000
Series 2008 A2, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	48,150,000	48,150,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series B, 4% 1/1/12	6,350,000	6,382,723
Series 2010 A1, 0.12% 11/7/11, LOC Citibank NA, VRDN (a)	35,675,000	35,675,000
Series 2010 A2, 0.1% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)	95,065,000	95,065,000
Series 2010 A3, 0.15% 11/7/11, LOC Bank of America NA, VRDN (a)	50,000,000	50,000,000
Series 2010 A6, 0.15% 11/7/11, LOC Bank of America NA, VRDN (a)	63,990,000	63,990,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.65% tender 11/30/11, CP mode (c)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.6% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	2,000,000	2,000,000
(Monkiewicz Realty Trust Proj.) 0.55% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	3,240,000	3,240,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.17% 11/7/11, LOC Freddie Mac, VRDN (a)(c)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.17% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(c)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.17% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(c)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.15% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(c)	18,650,000	18,650,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.14% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(c)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Tammy Brook Apts. Proj.) Series 2009, 0.14% 11/7/11, LOC Freddie Mac, VRDN (a)	$ 6,500,000	$ 6,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.13% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	4,575,000	4,575,000
(Babson College Proj.) Series 2008 A, 0.08% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	22,530,000	22,530,000
(Berkshire School Proj.) Series 2001, 0.1% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	10,045,000	10,045,000
(Boston Univ. Proj.):
Series U-5A, 0.08% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	32,325,000	32,325,000
Series U-5B, 0.06% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	38,805,000	38,805,000
Series U-6C, 0.13% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Series U-6E, 0.07% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	23,325,000	23,325,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.14% 11/7/11, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,825,000	6,825,000
(Clark Univ. Proj.) 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	33,295,000	33,295,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	1,655,000	1,655,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.11% 11/7/11, LOC Bank of America NA, VRDN (a)	1,020,000	1,020,000
(Fay School Proj.) Series 2008, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	5,950,000	5,950,000
(Fessenden School Proj.) Series 2001, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	11,770,000	11,770,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.18% 11/7/11, LOC HSBC Bank USA, NA, VRDN (a)(c)	2,655,000	2,655,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.22% 11/7/11, LOC Bank of America NA, VRDN (a)	3,750,000	3,750,000
(ISO New England, Inc. Proj.) Series 2005, 0.09% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	10,505,000	10,505,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	8,645,000	8,645,000
(Justice Resource Institute Proj.) Series 2008, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	11,905,000	11,905,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Masonic Nursing Home Proj.) Series 2002 B, 0.08% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	$ 17,705,000	$ 17,705,000
(Olin College Proj.):
Series 2008 C2, 0.13% 11/1/11, LOC RBS Citizens NA, VRDN (a)	7,500,000	7,500,000
Series 2008 C3, 0.13% 11/1/11, LOC RBS Citizens NA, VRDN (a)	42,000,000	42,000,000
(Saint Mark's School Proj.) Series 2004, 0.14% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,085,000	5,085,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.14% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	5,265,000	5,265,000
(Smith College Proj.) Series 2007, 0.14% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (a)	46,560,000	46,560,000
(Wilber School Apts. Proj.) Series 2008 A, 0.13% 11/7/11, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
(Williston Northampton School Proj.) Series 2010, 0.24% 11/7/11, LOC Bank of America NA, VRDN (a)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.1% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	18,740,000	18,740,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.13% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,165,000	17,165,000
Bonds Series R1, 5% 7/1/12	1,000,000	1,031,854
Participating VRDN:
Series Putters 3840, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series Putters 3867, 0.15% 11/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	20,870,000	20,870,000
Series Putters 3873, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series ROC II R 11896, 0.13% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	19,800,000	19,800,000
Series WF 10 56C, 0.14% 11/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	19,915,000	19,915,000
Series 2001, 0.18% 12/7/11, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Series 2007 B, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,335,000	13,335,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.13% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)(c)	10,000,000	10,000,000
Massachusetts Fed. Hwy. Bonds Series 2011 B, 0% 6/15/12 (Escrowed to Maturity) (d)	1,000,000	998,443
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 0.1% 11/1/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 18,880,000	$ 18,880,000
Bonds:
Series 1995 A, 5% 7/1/12	1,395,000	1,439,323
Series 1996 A, 6% 11/1/11	5,575,000	5,575,000
Series 2002 C, 5.5% 11/1/11	2,435,000	2,435,000
Series 2006 A, 5% 7/1/12	1,925,000	1,985,966
Series 2009 B, 3% 7/1/12	2,150,000	2,188,903
Series 2011 A, 0.14% 2/1/12 (a)	13,800,000	13,800,000
Series 2011 B:
2% 1/1/12	5,875,000	5,891,314
4% 10/1/12	39,925,000	41,307,795
Series C, 5.5% 12/1/11	2,155,000	2,164,048
Participating VRDN:
Series Clipper 07 06, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series Clipper 07 39, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	13,325,000	13,325,000
Series EGL 07 0124, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	29,300,000	29,300,000
Series MT 725, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	10,000,000	10,000,000
Series Putters 2022, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,040,000	22,040,000
Series Putters 2648, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,550,000	5,550,000
Series Putters 3699, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,920,000	3,920,000
Series Putters 3896, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,755,000	3,755,000
Series 1998 A, 0.1% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	85,595,000	85,595,000
Series 2001 C, 0.09% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	187,275,000	187,275,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	12,570,000	12,570,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Health Sys. Proj.):
Series 2009 J2, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 13,550,000	$ 13,550,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.17% 11/7/11, LOC Bank of America NA, VRDN (a)	17,005,000	17,005,000
(Bentley College Proj.) Series K, 0.1% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	15,100,000	15,100,000
(Boston Univ. Proj.) Series H, 0.07% 11/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,920,000	18,920,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.06% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	12,025,000	12,025,000
Series 2010 N2, 0.08% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	59,400,000	59,400,000
Series 2010 N4, 0.15% 11/1/11, LOC JPMorgan Chase Bank, VRDN (a)	17,650,000	17,650,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,950,000	13,950,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.12% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	26,000,000	26,000,000
(Endicott College Proj.):
Series 2004 D, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	23,065,000	23,065,000
Series 2007 E, 0.25% 11/7/11, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.27% 11/7/11, LOC Bank of America NA, VRDN (a)	27,800,000	27,800,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.08% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	20,755,000	20,755,000
(Harvard Univ. Proj.):
Series R, 0.1% 11/1/11, VRDN (a)	37,275,000	37,275,000
Series Y, 0.05% 11/7/11, VRDN (a)	19,025,000	19,025,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.11% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	2,700,000	2,700,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.12% 11/1/11, LOC TD Banknorth, NA, VRDN (a)	6,370,000	6,370,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.1% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	29,025,000	29,025,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.05% 11/7/11, VRDN (a)	10,500,000	10,500,000
Series 2001 J2, 0.06% 11/7/11, VRDN (a)	9,770,000	9,770,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.15% 11/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 37,600,000	$ 37,600,000
Series 2006 H, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.06% 11/7/11, LOC TD Banknorth, NA, VRDN (a)	10,160,000	10,160,000
Series D5, 0.11% 11/1/11, VRDN (a)	6,115,000	6,115,000
Series D6, 0.11% 11/1/11, VRDN (a)	4,635,000	4,635,000
(Peabody Essex Museum Proj.) Series 2002, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	15,025,000	15,025,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.16% 11/7/11, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
(The Henry Heywood Memorial Hosp. Issue Proj.) Series 2009 C, 0.12% 11/1/11, LOC TD Banknorth, NA, VRDN (a)	880,000	880,000
(Wellesley College Proj.):
Series B, 0.05% 11/7/11, VRDN (a)	4,000,000	4,000,000
Series I, 0.11% 11/1/11, VRDN (a)	18,805,000	18,805,000
(Williams College Proj.):
Series I, 0.08% 11/7/11, VRDN (a)	23,679,000	23,679,000
Series J, 0.06% 11/7/11, VRDN (a)	31,361,000	31,361,000
(Winchester Hosp. Proj.) Series 2004 F, 0.16% 11/7/11, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Bonds:
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (a)	24,550,000	24,819,174
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H1, 0.15% tender 11/3/11, CP mode	12,500,000	12,500,000
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.16% tender 3/1/12, CP mode	8,000,000	8,000,000
0.23% tender 2/9/12, CP mode	10,000,000	10,000,000
0.24% tender 2/9/12, CP mode	10,000,000	10,000,000
Series 2008 H2:
0.15% tender 2/6/12, CP mode	19,790,000	19,790,000
0.22% tender 1/5/12, CP mode	7,020,000	7,020,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H1:
0.14% tender 11/7/11, CP mode	2,660,000	2,660,000
0.14% tender 11/7/11, CP mode	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H1:
0.18% tender 12/6/11, CP mode	$ 2,600,000	$ 2,600,000
0.18% tender 12/6/11, CP mode	12,500,000	12,500,000
(Partners HealthCare Sys., Inc. Proj.) Series 2008 H2:
0.17% tender 2/3/12, CP mode	14,040,000	14,040,000
0.17% tender 2/8/12, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 08 1056, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	3,290,000	3,290,000
Series BA 08 3320, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	2,810,000	2,810,000
Series BBT 08 54, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,555,000	12,555,000
Series BBT 08 56, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,395,000	15,395,000
Series BC 10 15W, 0.11% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	6,500,000	6,500,000
Series BC 10 20W, 0.11% 11/7/11 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,335,000	5,335,000
Series Clipper 07 08, 0.14% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,250,000	11,250,000
Series PT 4633, 0.14% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	25,730,000	25,730,000
Series Putters 3104, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,550,000	3,550,000
Series Putters 3529, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	26,660,000	26,660,000
Series Putters 3530, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 3531, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,495,000	12,495,000
Series Putters 3548, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series 2009 O-1, 0.1% 11/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	50,745,000	50,745,000
Series EE:
0.1% 11/2/11, CP	13,000,000	13,000,000
0.1% 11/2/11, CP	15,000,000	15,000,000
0.1% 11/2/11, CP	90,725,000	90,725,000
0.1% 11/7/11, CP	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE:
0.1% 11/14/11, CP	$ 30,325,000	$ 30,325,000
0.1% 11/17/11, CP	1,000,000	1,000,000
0.11% 11/7/11, CP	10,981,000	10,981,000
0.11% 12/6/11, CP	12,000,000	12,000,000
Massachusetts Health & Educational Facilities Auth. Rev. (Mount Ida College Proj.) Series 2007 A, 0.2% 11/7/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.15% 11/7/11, LOC Lloyds TSB Bank PLC, VRDN (a)(c)	28,345,000	28,345,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.15% 11/7/11, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)(c)	20,300,000	20,300,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.6% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	1,000,000	1,000,000
(BBB Esq. LLC Proj.) Series 1996, 0.9% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	1,900,000	1,900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.55% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)(c)	560,000	560,000
(Brady Enterprises Proj.) Series 1996, 0.9% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	1,250,000	1,250,000
(Decas Cranberry Proj.) Series 1997, 0.4% 11/7/11, LOC TD Banknorth, NA, VRDN (a)(c)	2,250,000	2,250,000
(United Plastics Proj.) Series 1997, 0.5% 11/7/11, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,380,000	1,380,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 0.6% tender 11/22/11, CP mode	7,660,000	7,660,000
Series 1993 B, 0.7% tender 11/18/11, CP mode	2,020,000	2,020,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Tufts Univ. Proj.) Series H, 5.5% 2/15/12	2,265,000	2,298,479
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12	8,510,000	8,665,443
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12	8,000,000	8,146,128
Massachusetts Port Auth. Rev.:
Bonds Series 2010 C, 3% 7/1/12 (c)	500,000	507,922
Participating VRDN Series Solar 06 108, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,205,000	14,205,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
0.15% 11/8/11, LOC Bank of New York, New York, CP	$ 5,000,000	$ 5,000,000
0.16% 1/10/12, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.18% 1/10/12, LOC Bank of New York, New York, CP (c)	15,000,000	15,000,000
0.18% 1/17/12, LOC Bank of New York, New York, CP (c)	15,000,000	15,000,000
0.18% 1/18/12, LOC Bank of New York, New York, CP (c)	15,000,000	15,000,000
0.18% 1/19/12, LOC Bank of New York, New York, CP (c)	14,000,000	14,000,000
0.18% 1/23/12, LOC Bank of New York, New York, CP (c)	10,000,000	10,000,000
Series 2008 A, 0.17% 11/7/11, LOC Bank of America NA, VRDN (a)	11,700,000	11,700,000
Series 2010 D, 0.14% 11/7/11, LOC Bank of America NA, VRDN (a)(c)	90,305,000	90,305,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.17% 11/7/11, LOC Royal Bank of Scotland PLC, VRDN (a)(c)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series BA 08 1082, 0.2% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	7,020,000	7,020,000
Series BA 08 3307, 0.24% 11/7/11 (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series EGL 07 0031, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	47,600,000	47,600,000
Series EGL 07 0032, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	46,095,000	46,095,000
Series MS 3228X, 0.15% 11/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
Series Putters 1185, 0.14% 11/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	10,130,000	10,130,000
Series Putters 1197, 0.14% 11/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	990,000	990,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2479Z, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,340,000	$ 2,340,000
Series Putters 3691, 0.15% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,100,000	2,100,000
Series ROC II R 12254, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	14,000,000	14,000,000
Series Solar 05 03, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,230,000	20,230,000
Massachusetts Spl. Oblig. Rev. Bonds (Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A, 1% 12/15/11	32,500,000	32,525,756
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007 0.6% tender 11/2/11, CP mode (c)	12,200,000	12,200,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004 M, 0.9% tender 11/2/11, CP mode	200,000	200,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds:
Series 14, 5% 8/1/12	7,800,000	8,077,645
Series 2002 A, 5% 8/1/12 (Pre-Refunded to 8/1/12 @ 100) (d)	1,000,000	1,035,741
Participating VRDN:
Series BBT 08 40, 0.13% 11/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,400,000	15,400,000
Series Clipper 06 11, 0.17% 11/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Series PT 4644, 0.14% 11/7/11 (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,225,000	11,225,000
Series Putters 3159, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,300,000	4,300,000
Series EGL 7050011 Class A, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series Putters 2848, 0.14% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	19,075,000	19,075,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series Putters 3911, 0.17% 11/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 6,665,000	$ 6,665,000
Series ROC II R 11914, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	1,760,000	1,760,000
Series ROC II R 11968, 0.14% 11/7/11 (Liquidity Facility Citibank NA) (a)(e)	2,185,000	2,185,000
Series Solar 06 86, 0.13% 11/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	21,920,000	21,920,000
Series 2008 B, 0.18% 11/7/11 (Liquidity Facility Bank of America NA), VRDN (a)	60,430,000	60,430,000
Series 2008 E, 0.11% 11/7/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	57,370,000	57,370,000
Series 2008 F, 0.06% 11/7/11 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	76,355,000	76,355,000
Series 99, 0.16% 11/10/11, LOC State Street Bank & Trust Co., Boston, CP	18,000,000	18,000,000
Melrose Gen. Oblig. BAN:
0.9% 11/17/11	5,270,000	5,271,488
1.5% 11/17/11	2,725,000	2,726,140
Middleton Gen. Oblig. BAN 1.5% 12/7/11	15,850,000	15,867,275
Nantucket Gen. Oblig. BAN 1.5% 2/24/12	5,750,000	5,769,697
Needham Gen. Oblig. BAN 1.5% 6/15/12	5,762,000	5,807,272
Shrewsbury Gen. Oblig. BAN 1.5% 7/13/12	3,625,000	3,654,179
Stow Gen. Oblig. BAN 1.5% 9/28/12	6,700,000	6,773,882
Tewksbury Gen. Oblig. BAN 1% 2/7/12	10,350,000	10,364,224
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Bonds Series 2010-1, 2.5% 11/1/11	4,710,000	4,710,000
Series 2008 1, 0.17% 11/7/11, LOC Lloyds TSB Bank PLC, VRDN (a)	141,320,000	141,320,000
Wayland Massachusetts Bonds 2% 2/1/12	2,430,000	2,439,576
		4,157,060,281
Ohio - 0.2%
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2007 E, 1% 11/7/11 (Liquidity Facility KBC Bank NV), VRDN (a)(c)	10,800,000	10,800,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.11% 11/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 64,165,000	$ 64,165,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.1% 11/7/11, LOC Barclays Bank PLC NY Branch, VRDN (a)	51,900,000	51,900,000
		116,065,000
	Shares
Other - 14.2%
Fidelity Municipal Cash Central Fund, 0.14% (b)(f)	733,042,000	733,042,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $5,047,987,281)		5,047,987,281
NET OTHER ASSETS (LIABILITIES) - 2.1%		106,523,297
NET ASSETS - 100%		$ 5,154,510,578
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security is pre-refunded or escrowed to maturity.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 855,094
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2011, the cost of investment securities for income tax purposes was $5,047,987,281.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

October 31, 2011

1.809072.108

MFL-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,722,875
Series 2008:
5.375% 10/1/14	1,150,000	1,217,977
5.875% 10/1/18	1,900,000	2,099,899
		6,040,751
Massachusetts - 93.3%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,426,178
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,414,150
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,270,950
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,279,308
Series A, 5% 1/1/17	480,000	530,573
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	9,912,978
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,140,851
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,309,678
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,957,496
5% 11/1/26	1,500,000	1,689,285
5% 11/1/28	2,195,000	2,445,603
Sr. Series A:
5.25% 11/1/19	10,325,000	11,928,886
5.75% 11/1/13	1,070,000	1,117,551
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,864,650
5% 5/15/24	5,050,000	5,878,049
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,522,554
5% 6/15/19 (FSA Insured)	1,535,000	1,581,388
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,127,700
5% 4/1/16 (FSA Insured)	1,000,000	1,145,620
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,474,928
5% 5/15/19 (AMBAC Insured)	1,000,000	1,042,980
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,348,941
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,069,710
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,380,000	$ 1,438,912
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,581,668
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,447,052
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	2,994,338
5% 12/1/14	3,560,000	3,937,894
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,025,100
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,215,126
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,665,066
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,332,533
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity) (c)	670,000	799,839
7% 3/1/21 (FGIC Insured)	3,025,000	3,588,588
Series 1992 B, 6.2% 3/1/16	27,525,000	30,705,789
Series 1993 A, 5.5% 3/1/12	690,000	701,972
7% 3/1/21	830,000	984,637
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,724,075
Series 2008 A, 5.25% 7/1/34	24,750,000	26,843,108
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,367,255
5.25% 7/1/21	4,000,000	4,885,000
5.25% 7/1/23	3,950,000	4,823,266
Series 2004 B, 5.25% 7/1/17	2,680,000	3,191,371
Series 2004 C, 5.5% 7/1/18	3,115,000	3,798,182
Series 2005 A, 5% 7/1/24	7,000,000	8,343,230
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,805,480
Series 2006 A:
5.25% 7/1/29	3,005,000	3,561,676
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2006 A:
5.25% 7/1/32	$ 6,745,000	$ 7,943,519
Series 2006 B, 5.25% 7/1/21	8,405,000	10,264,606
Series 2006 C:
5% 7/1/22	9,900,000	11,383,416
5% 7/1/23	10,000,000	11,393,300
Series 2009 B:
5% 7/1/17	7,000,000	8,241,590
5% 7/1/18	4,500,000	5,347,170
Series 2010 B:
5% 7/1/26	1,000,000	1,131,140
5% 7/1/27	865,000	969,423
5% 7/1/28	1,000,000	1,116,740
5% 7/1/30	1,000,000	1,104,120
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,618,875
5% 1/1/17	1,250,000	1,412,675
5% 1/1/18	1,920,000	2,136,250
5% 1/1/19	2,225,000	2,440,692
5% 1/1/20	3,000,000	3,253,410
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,348,828
5% 1/1/25	13,340,000	14,308,351
5% 1/1/26	4,210,000	4,485,376
5% 1/1/27	7,000,000	7,402,990
5% 1/1/30	5,000,000	5,395,550
5% 1/1/35	4,230,000	4,494,587
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,032,480
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,269,233
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,806,875
5% 7/1/21	3,090,000	3,445,196
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,141,300
Series U4, 5.7% 10/1/40	3,100,000	3,328,098
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	$ 1,040,000	$ 1,129,679
5% 10/1/24	1,210,000	1,302,057
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,402,071
5.25% 12/1/25	820,000	824,789
5.625% 12/1/30	1,000,000	1,004,780
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,655,655
Series 2008 B, 5% 9/1/22	1,100,000	1,244,298
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,378,535
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,347,760
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,685,000	1,669,532
5.5% 10/1/28	5,660,000	4,957,707
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,500,000	8,990,790
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (a)	3,000,000	3,005,430
Series 2008, 5.75% 9/1/25	8,000,000	9,226,000
Series 2011 B, 5% 7/1/41	6,520,000	6,893,205
Series 2011 H:
5.125% 7/1/26	3,000,000	3,060,510
5.5% 7/1/31	7,750,000	7,830,368
Series 2011:
5% 10/1/20	1,215,000	1,359,366
5% 7/1/41	5,000,000	5,265,950
5.25% 10/1/41	4,300,000	4,403,286
Series I, 6.875% 1/1/41	9,000,000	9,476,550
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,930,190
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,331,770
5.5% 1/1/22	3,500,000	3,839,290
5.5% 1/1/23 (b)	2,285,000	2,357,526
Series 2010 B:
4.5% 1/1/16 (b)	910,000	944,917
4.8% 1/1/17 (b)	2,740,000	2,876,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity) (c)	$ 1,455,000	$ 1,392,377
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,241,220
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,482,440
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	248,921
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	732,502
Series 2004 A, 5.5% 8/1/30	2,000,000	2,447,600
Series 2005 A, 5% 3/1/18	25,000,000	27,795,000
Series 2006 D, 5% 8/1/19	8,990,000	10,244,015
Series 2007 A, 0.74% 5/1/37 (a)	20,000,000	15,278,800
Series 2007 C:
5% 8/1/37	36,375,000	38,625,885
5.25% 8/1/21 (AMBAC Insured)	980,000	1,126,167
5.25% 8/1/22	4,085,000	4,680,144
5.25% 8/1/23	12,960,000	14,810,818
5.25% 8/1/24	6,550,000	7,462,874
5.25% 8/1/25 (FSA Insured)	10,000,000	11,342,400
Series 2008 A:
5% 8/1/20	1,615,000	1,882,622
5% 8/1/22	3,685,000	4,265,756
5% 8/1/24	7,380,000	8,390,691
Series 2009 A:
5% 3/1/29	1,520,000	1,711,140
5% 3/1/39	17,000,000	18,248,310
Series 2009 B:
5% 7/1/24	1,800,000	2,116,026
5% 7/1/30	7,850,000	8,820,025
Series 2011 A:
5% 4/1/26	5,150,000	5,857,662
5% 4/1/28	5,880,000	6,581,837
Series 2011 B, 5% 8/1/23	5,770,000	6,719,107
Series 2011 D, 5% 10/1/24	7,860,000	9,176,943
Series C, 5.5% 12/1/22	7,000,000	8,812,090
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	7,638,750
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	$ 1,305,000	$ 1,331,974
5.75% 7/1/18	1,300,000	1,326,364
5.75% 7/1/19	1,455,000	1,481,219
5.75% 7/1/20	1,240,000	1,260,373
5.75% 7/1/33	3,000,000	3,010,350
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,133,640
5% 10/1/19	3,290,000	3,634,529
5% 10/1/21	3,270,000	3,547,950
5% 10/1/23	2,000,000	2,129,200
5% 10/1/25	5,950,000	6,244,287
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	9,685,000	9,720,253
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,035,700
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,017,430
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	2,987,769
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,970
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	823,464
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,826,720
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,065,440
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,642,560
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,580,645
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,250
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,015,900
Series 2008 E1:
5% 7/1/28	2,525,000	2,547,473
5.125% 7/1/33	2,000,000	2,006,020
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/38	$ 4,040,000	$ 4,002,024
5.375% 7/1/21	10,850,000	11,800,135
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,738,700
5.375% 7/1/24	5,015,000	5,312,189
5.375% 7/1/25	3,500,000	3,676,400
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,124,153
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	21,257,600
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,970,425
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,162,750
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	5,121,181
5% 8/15/33 (FGIC Insured)	5,000,000	4,902,100
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (c)	2,530,000	2,629,859
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,479,370
Series 2008 O, 6% 7/1/36	6,400,000	7,400,576
Series L, 5% 7/1/23	3,990,000	4,934,234
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	680,184
5% 10/1/17	750,000	859,523
5% 10/1/18	500,000	574,430
5% 10/1/20	2,000,000	2,204,620
5% 10/1/22	1,160,000	1,251,188
5% 10/1/27	3,030,000	3,172,137
5% 10/1/28	1,000,000	1,040,820
5% 10/1/33	5,000,000	5,096,300
Series 2009 Y1:
5% 10/1/15	1,425,000	1,598,166
5% 10/1/16	1,495,000	1,694,792
5% 10/1/16	1,090,000	1,235,668
5% 10/1/17	1,570,000	1,799,267
5% 10/1/19	1,730,000	1,968,100
Series 2009 Y2:
5% 10/1/17	1,145,000	1,312,204
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y2:
5% 10/1/18	$ 1,215,000	$ 1,395,865
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,549,675
5% 7/1/19	1,760,000	1,887,442
5% 7/1/20	2,350,000	2,506,675
5% 7/1/21	1,150,000	1,220,116
5% 7/1/22	1,855,000	1,953,667
Series 2007 G:
5% 7/1/18	1,500,000	1,710,360
5% 7/1/20	1,300,000	1,430,130
5% 7/1/22	1,350,000	1,457,433
5% 7/1/27	7,750,000	8,082,863
5% 7/1/28	5,515,000	5,729,313
Series 2009 I3:
5% 7/1/21	2,300,000	2,567,628
5% 7/1/22	5,000,000	5,503,500
Series 2010 J1, 5% 7/1/39	23,500,000	24,038,855
Series C:
5.75% 7/1/21	95,000	96,181
5.75% 7/1/32	190,000	191,765
Series E:
5% 7/1/17	1,255,000	1,316,809
5% 7/1/19	1,390,000	1,438,094
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	802,440
5.625% 7/1/19	370,000	370,270
5.75% 7/1/29	6,370,000	6,369,427
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,922,550
Series J, 5.5% 8/15/17	500,000	603,300
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,431,893
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,280,494
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,010,755
Series B, 5.25% 10/1/15 (FGIC Insured)	565,000	566,842
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Wellesley College Proj.) Series II:
5% 7/1/19	$ 1,975,000	$ 2,105,133
5% 7/1/20	2,075,000	2,202,841
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,058,225
Series 2006 L:
5% 7/1/17	1,000,000	1,160,890
5% 7/1/18	1,000,000	1,148,710
5% 7/1/19	1,695,000	1,915,350
5% 7/1/20	2,410,000	2,702,767
5% 7/1/21	2,535,000	2,823,939
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	17,541,818
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,942,776
5.375% 6/1/30	8,000,000	8,770,880
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,385,068
5% 10/1/18 (FGIC Insured)	1,985,000	2,195,549
5% 10/1/19 (FGIC Insured)	1,350,000	1,473,701
5% 10/1/20 (FGIC Insured)	2,465,000	2,655,816
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,278,340
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	4,000,000	4,081,800
Series 2010 H, 5% 7/1/16	1,000,000	1,070,610
Series E, 5% 7/15/27	7,195,000	6,662,354
5.125% 7/15/37	20,000,000	20,248,200
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,489,231
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	500,000	517,840
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,106,260
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,253,282
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
5% 7/1/20	$ 2,505,000	$ 2,617,875
5% 7/1/21	3,000,000	3,125,670
5% 7/1/22	2,000,000	2,079,140
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,784,629
5% 7/1/21 (AMBAC Insured)	5,010,000	5,443,616
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,887,138
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,612,289
5% 7/1/27 (FSA Insured) (b)	5,000,000	5,204,500
Series 2010 A:
5% 7/1/34	2,000,000	2,115,060
5% 7/1/40	12,000,000	12,592,560
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,553,700
5% 7/1/19 (FGIC Insured) (b)	1,000,000	1,032,760
5% 7/1/20 (FGIC Insured) (b)	1,560,000	1,604,788
5% 7/1/21 (FGIC Insured) (b)	1,000,000	1,029,210
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	10,263,800
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	9,317,264
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	6,901,147
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	5,852,337
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,767,000
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,686,550
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,124,043
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,448,900
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,453,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,881,730
5% 8/15/22	5,540,000	6,102,088
5% 8/15/23	6,000,000	6,604,200
5% 8/15/24	26,600,000	29,166,900
5% 8/15/25	13,275,000	14,520,726
5% 8/15/26	2,000,000	2,179,360
5% 8/15/27	10,000,000	10,851,500
5% 8/15/30	130,060,000	138,572,404
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A:
4.5% 8/15/35	$ 18,560,000	$ 18,861,229
4.75% 8/15/32	2,685,000	2,773,900
5% 8/15/17 (AMBAC Insured)	5,000,000	5,902,050
5% 8/15/37	6,605,000	6,935,646
Series 2011 B:
5% 10/15/41	10,000,000	10,678,500
5.25% 10/15/35	10,000,000	11,034,800
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,773,141
Series 2005:
5% 1/1/20 (FGIC Insured)	2,500,000	2,813,225
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,180
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,425,640
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,187,300
5.5% 6/1/16 (FSA Insured)	3,000,000	3,524,580
5.5% 6/1/18 (FSA Insured)	9,740,000	11,791,147
5.5% 6/1/19	10,000,000	12,166,900
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,612,463
Series 2003 A:
5.25% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (c)	2,075,000	2,222,201
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (c)	2,030,000	2,174,008
5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	1,295,000	1,386,867
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (c)	2,680,000	2,870,119
5.25% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,965,000	2,104,397
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,975,309
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,325,797
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,221,189
Series 2004 A, 5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,656,570
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	$ 5,000,000	$ 5,245,750
5% 5/1/36 (AMBAC Insured)	9,220,000	9,592,027
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,013,685
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,443,259
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,770,693
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,730,105
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,780,334
Series 2009 A:
5.375% 5/1/34	2,150,000	2,336,900
5.5% 5/1/39	7,000,000	7,519,400
5.5% 5/1/49	3,440,000	3,634,394
5.75% 5/1/49	10,000,000	10,722,000
Series 2009 B:
5% 5/1/28	1,000,000	1,113,280
5% 5/1/35	5,500,000	5,880,545
5% 5/1/40	4,625,000	4,897,228
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,754,852
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	3,428,271
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	13,824,390
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,659,110
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	6,547,170
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,342,940
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	10,580,356
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,440,000	9,476,722
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,753,295
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 10:
5% 8/1/22	$ 305,000	$ 333,158
5% 8/1/29	1,765,000	1,883,202
5% 8/1/34	150,000	157,638
5.25% 8/1/15	2,435,000	2,729,952
Series 12:
5% 8/1/19	13,995,000	15,750,813
5% 8/1/20	9,570,000	10,688,255
Series 13:
5% 8/1/19	3,740,000	4,315,175
5% 8/1/20	5,145,000	5,882,381
5% 8/1/21	5,350,000	6,098,251
5% 8/1/22	8,355,000	9,418,257
5% 8/1/23	6,385,000	7,186,637
5% 8/1/24	1,000,000	1,117,070
Series 2004 A:
5.25% 2/1/18	6,300,000	7,627,851
5.25% 8/1/22	6,525,000	8,129,628
5.25% 2/1/23	1,390,000	1,719,527
5.25% 2/1/24	1,170,000	1,447,536
5.25% 8/1/24	3,780,000	4,684,138
Series 4, 5.125% 8/1/14	70,000	70,241
Series 5, 5.25% 8/1/15	75,000	75,259
Series 6:
5.25% 8/1/19	30,000	30,106
5.5% 8/1/30	17,580,000	17,613,050
5.625% 8/1/14	115,000	115,440
5.625% 8/1/15	25,000	25,094
5.625% 8/1/16	485,000	486,746
Series 7, 5.25% 2/1/17	2,795,000	2,804,671
Series 8:
5% 8/1/17	110,000	113,539
5% 8/1/20	105,000	108,098
Series 9, 5.25% 8/1/33	595,000	617,562
Series 14:
5% 8/1/25	4,950,000	5,725,665
5% 8/1/32	5,685,000	6,287,212
5% 8/1/38	8,390,000	9,059,522
Series 2010 A, 5% 8/1/21	9,000,000	10,757,160
5% 8/1/21	7,520,000	8,911,576
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
5% 8/1/22	$ 4,290,000	$ 5,030,840
5% 8/1/23	5,000,000	5,810,000
5% 8/1/24	4,215,000	4,846,913
5% 8/1/25	4,965,000	5,668,590
5% 8/1/26	3,205,000	3,630,688
5% 8/1/27	2,460,000	2,766,885
5% 8/1/28	3,480,000	3,888,796
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	525,000	532,896
Series 1998 A:
5.25% 8/1/12	565,000	567,204
5.25% 8/1/13	330,000	330,333
Series A, 5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,092,329
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	26,482,442
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,710,810
5.5% 8/1/16 (FSA Insured)	1,425,000	1,687,927
Series 2002 J:
5% 8/1/42	7,400,000	7,483,176
5.5% 8/1/20	1,000,000	1,230,760
Series 2005 A:
5.25% 8/1/21	12,645,000	14,670,603
5.25% 8/1/24	9,000,000	10,167,210
Series 2006 A, 5% 8/1/41	9,000,000	9,396,720
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,217,260
5% 8/1/25 (FSA Insured)	2,000,000	2,182,540
5% 8/1/26 (FSA Insured)	2,000,000	2,167,420
5% 8/1/27 (FSA Insured)	2,000,000	2,157,400
5% 8/1/28 (FSA Insured)	2,000,000	2,147,460
Series 2009 A:
5% 8/1/34	6,350,000	6,799,517
5% 8/1/39	8,360,000	8,888,603
Series 2009 B, 5% 8/1/22	2,540,000	2,961,132
Series 2011 B, 5% 8/1/41	16,000,000	17,320,000
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,181,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Monson Gen. Oblig.: - continued
5.25% 5/15/19 (AMBAC Insured)	$ 2,335,000	$ 2,399,026
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,074,070
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,057,983
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,620,330
5% 4/1/20	1,840,000	2,196,058
5% 4/1/21	1,915,000	2,252,576
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,282,362
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,037,140
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,692,338
4% 3/1/16	3,355,000	3,697,713
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,450,554
5% 5/15/25	1,150,000	1,301,559
5% 10/15/15	500,000	572,250
5% 10/15/16	1,675,000	1,953,670
5% 10/15/17	1,665,000	1,971,560
5% 10/15/19	500,000	599,980
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,261,248
5% 9/1/18 (AMBAC Insured)	1,090,000	1,163,259
5% 9/1/19 (AMBAC Insured)	1,085,000	1,152,433
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,270,226
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,364,346
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	557,688
5% 4/1/39	2,000,000	2,076,400
5.5% 4/1/27	2,510,000	2,817,726
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,590,285
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,403,528
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,610,000	$ 3,914,395
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,211,458
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,127,350
5% 8/1/16 (FSA Insured)	8,000,000	9,194,320
5% 8/1/17 (FSA Insured)	5,000,000	5,780,900
5% 8/1/18 (FSA Insured)	7,210,000	8,223,726
5.75% 8/1/14 (FSA Insured)	4,000,000	4,510,680
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,141,700
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,136,400
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,131,140
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,656,229
5% 12/1/16	2,340,000	2,683,418
5% 12/1/17	1,965,000	2,280,009
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,432,799
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,581,059
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,674,616
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,741
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,875
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,673
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,767
		2,056,481,459
Puerto Rico - 3.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,096,570
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	$ 1,700,000	$ 1,892,491
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,614,450
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,569,075
Series 2006 A:
4.064% 7/1/21 (FGIC Insured) (a)	5,400,000	4,433,130
5.25% 7/1/26	3,000,000	3,044,310
5.25% 7/1/30	1,960,000	1,969,506
Series 2006 B, 5.25% 7/1/32	1,000,000	1,003,610
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,479,120
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,930,836
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,365,670
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Bonds Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	1,024,216
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	7,460,940
0% 8/1/42 (FGIC Insured)	6,220,000	907,436
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	252,252
0% 8/1/47 (AMBAC Insured)	48,100,000	5,077,917
Series 2009 A:
6% 8/1/42	3,800,000	4,066,342
6.5% 8/1/44	5,345,000	5,926,429
Series 2010 A, 0% 8/1/33	55,000,000	14,457,300
		76,571,600
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	737,142
5.25% 10/1/16	750,000	796,470
Series 2009 A, 6.75% 10/1/37	4,000,000	4,261,600
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	$ 1,500,000	$ 1,387,530
Series 2009 B, 5% 10/1/25	2,800,000	2,834,552
		10,017,294
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $2,059,428,467)	2,149,111,104
NET OTHER ASSETS (LIABILITIES) - 2.5%	55,469,028
NET ASSETS - 100%	$ 2,204,580,132
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security is pre-refunded or escrowed to maturity.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,720,253 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,083,852
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,059,281,334. Net unrealized appreciation aggregated $89,829,770, of which $105,030,526 related to appreciated investment securities and $15,200,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011